Leases obligations (Details) - Schedule of total lease liabilities $ in Thousands	Dec. 31, 2019 CAD ($)
Schedule of total lease liabilities [Abstract]
Current	$ 46
Non-current	228
Total discounted lease liabilities	$ 274